SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2020
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

3. SHORT-TERM INVESTMENTS

Short-term investments consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Aggregate cost basis	308,150,000	744,000,000
Gross unrealized holding gain	2,289,321	1,608,877
Aggregate fair value	310,439,321	745,608,877

The Group’s short-term investments represent wealth management products issued by commercial banks in the PRC which are redeemed upon demand of the Group. The wealth management products are invested in debt securities issued by the PRC government, corporate debt securities, bank deposits, central bank bills and other securities issued by other financial institutions. As of December 31, 2019 and 2020, there were no gross unrealized holding losses.